American Century Investments®
Quarterly Portfolio Holdings
Government Bond Fund
June 30, 2020

Government Bond - Schedule of Investments
JUNE 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES AND EQUIVALENTS — 40.0%
Iraq Government AID Bond, 2.15%, 1/18/22	2,600,000	2,689,248
U.S. Treasury Bills, 0.16%, 9/10/20(1)	10,000,000	9,997,584
U.S. Treasury Bills, 0.18%, 10/22/20(1)	10,000,000	9,995,606
U.S. Treasury Bills, 0.16%, 11/27/20(1)	15,000,000	14,990,688
U.S. Treasury Bills, 0.18%, 5/20/21(1)	15,000,000	14,980,822
U.S. Treasury Bonds, 8.125%, 8/15/21	10,747,000	11,712,971
U.S. Treasury Bonds, 7.125%, 2/15/23	7,000,000	8,280,645
U.S. Treasury Bonds, 3.50%, 2/15/39	2,000,000	2,830,430
U.S. Treasury Bonds, 1.125%, 5/15/40(2)	17,800,000	17,636,949
U.S. Treasury Bonds, 3.125%, 11/15/41	1,800,000	2,438,684
U.S. Treasury Bonds, 3.125%, 2/15/42	3,500,000	4,751,865
U.S. Treasury Bonds, 3.00%, 5/15/42	8,500,000	11,321,269
U.S. Treasury Bonds, 2.75%, 11/15/42	2,100,000	2,690,789
U.S. Treasury Bonds, 2.875%, 5/15/43	3,500,000	4,573,994
U.S. Treasury Bonds, 3.625%, 2/15/44	700,000	1,024,885
U.S. Treasury Bonds, 3.125%, 8/15/44	5,000,000	6,819,336
U.S. Treasury Bonds, 3.00%, 11/15/44	4,500,000	6,025,957
U.S. Treasury Bonds, 2.50%, 2/15/45	6,000,000	7,402,383
U.S. Treasury Bonds, 3.00%, 5/15/45	1,400,000	1,880,019
U.S. Treasury Bonds, 3.00%, 11/15/45	800,000	1,078,234
U.S. Treasury Bonds, 2.25%, 8/15/46	1,300,000	1,541,693
U.S. Treasury Bonds, 3.375%, 11/15/48	8,700,000	12,780,674
U.S. Treasury Bonds, 2.25%, 8/15/49	4,500,000	5,411,074
U.S. Treasury Bonds, 2.375%, 11/15/49	5,200,000	6,421,187
U.S. Treasury Bonds, 2.00%, 2/15/50	7,800,000	8,930,695
U.S. Treasury Bonds, 1.25%, 5/15/50	2,200,000	2,112,687
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	3,558,030	3,743,972
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	5,558,560	5,829,944
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	4,324,600	4,625,059
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	3,808,854	4,171,176
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30	6,975,640	7,545,562
U.S. Treasury Notes, 3.625%, 2/15/21	2,500,000	2,553,760
U.S. Treasury Notes, 1.125%, 2/28/21	20,000,000	20,125,391
U.S. Treasury Notes, 1.75%, 7/31/21	10,000,000	10,170,703
U.S. Treasury Notes, 1.125%, 8/31/21	5,000,000	5,055,469
U.S. Treasury Notes, 1.50%, 8/31/21	13,500,000	13,708,828
U.S. Treasury Notes, 1.50%, 10/31/21	8,000,000	8,142,656
U.S. Treasury Notes, 1.625%, 12/31/21	4,000,000	4,087,656
U.S. Treasury Notes, 1.125%, 2/28/22	8,000,000	8,128,125
U.S. Treasury Notes, 1.50%, 9/15/22	7,000,000	7,208,223
U.S. Treasury Notes, 1.625%, 12/15/22	10,000,000	10,358,594
U.S. Treasury Notes, 1.50%, 3/31/23(2)	1,000,000	1,036,602
U.S. Treasury Notes, 0.25%, 6/15/23	7,000,000	7,015,312
U.S. Treasury Notes, 1.125%, 2/28/25	26,000,000	27,045,586
U.S. Treasury Notes, 2.00%, 8/15/25	6,000,000	6,515,742
U.S. Treasury Notes, 1.625%, 2/15/26	1,500,000	1,605,088
U.S. Treasury Notes, 1.625%, 5/15/26	1,500,000	1,607,930
U.S. Treasury Notes, 1.375%, 8/31/26	13,000,000	13,759,687
U.S. Treasury Notes, 1.75%, 12/31/26	4,000,000	4,333,750

U.S. Treasury Notes, 1.50%, 1/31/27	6,000,000	6,406,523
U.S. Treasury Notes, 1.125%, 2/28/27	20,500,000	21,391,670
U.S. Treasury Notes, 0.625%, 3/31/27	5,000,000	5,051,465
U.S. Treasury Notes, 0.50%, 4/30/27	4,000,000	4,006,797
U.S. Treasury Notes, 0.50%, 5/31/27	1,400,000	1,401,668
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $371,678,330)		396,953,306
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 35.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 3.0%
FHLMC, VRN, 4.05%, (1-year H15T1Y plus 2.25%), 9/1/35	393,824	414,376
FHLMC, VRN, 3.68%, (12-month LIBOR plus 1.86%), 7/1/36	296,754	313,773
FHLMC, VRN, 4.15%, (1-year H15T1Y plus 2.14%), 10/1/36	618,005	648,167
FHLMC, VRN, 3.95%, (1-year H15T1Y plus 2.25%), 4/1/37	313,308	329,291
FHLMC, VRN, 3.70%, (12-month LIBOR plus 1.79%, 5/1/40	131,431	133,210
FHLMC, VRN, 4.51%, (12-month LIBOR plus 1.88%), 7/1/40	303,066	317,698
FHLMC, VRN, 3.90%, (12-month LIBOR plus 1.79%), 9/1/40	117,529	122,898
FHLMC, VRN, 3.65%, (12-month LIBOR plus 1.88%), 5/1/41	206,077	217,812
FHLMC, VRN, 3.76%, (12-month LIBOR plus 1.88%), 10/1/41	343,348	347,201
FHLMC, VRN, 3.67%, (12-month LIBOR plus 1.65%), 12/1/42	491,478	510,960
FHLMC, VRN, 3.71%, (12-month LIBOR plus 1.62%), 11/1/43	2,518,011	2,623,669
FHLMC, VRN, 2.85%, (12-month LIBOR plus 1.62%), 1/1/44	1,502,919	1,563,826
FHLMC, VRN, 3.17%, (12-month LIBOR plus 1.62%), 6/1/44	638,531	665,075
FHLMC, VRN, 3.89%, (12-month LIBOR plus 1.59%), 10/1/44	285,424	295,720
FHLMC, VRN, 2.58%, (12-month LIBOR plus 1.60%), 6/1/45	1,092,815	1,128,817
FHLMC, VRN, 3.65%, (12-month LIBOR plus 1.62%), 9/1/45	2,103,203	2,194,865
FNMA, VRN, 3.02%, (6-month LIBOR plus 1.57%), 6/1/35	407,080	419,890
FNMA, VRN, 3.02%, (6-month LIBOR plus 1.57%), 6/1/35	488,866	504,235
FNMA, VRN, 3.10%, (6-month LIBOR plus 1.57%), 6/1/35	412,174	424,612
FNMA, VRN, 3.14%, (6-month LIBOR plus 1.57%), 6/1/35	284,229	293,124
FNMA, VRN, 3.36%, (6-month LIBOR plus 1.54%), 9/1/35	564,366	582,349
FNMA, VRN, 3.93%, (12-month LIBOR plus 1.93%), 1/1/38	121,840	122,899
FNMA, VRN, 3.83%, (12-month LIBOR plus 1.75%), 11/1/39	751,638	787,976
FNMA, VRN, 3.69%, (12-month LIBOR plus 1.69%), 1/1/40	104,230	109,086
FNMA, VRN, 3.87%, (12-month LIBOR plus 1.86%), 1/1/40	505,908	533,405
FNMA, VRN, 4.375%, (12-month LIBOR plus 1.75%), 7/1/41	66,004	66,101
FNMA, VRN, 3.72%, (12-month LIBOR plus 1.56%), 3/1/43	372,095	387,208
FNMA, VRN, 2.74%, (12-month LIBOR plus 1.60%), 3/1/45	1,463,131	1,516,866
FNMA, VRN, 2.30%, (12-month LIBOR plus 1.59%), 8/1/45	362,598	374,621
FNMA, VRN, 2.625%, (12-month LIBOR plus 1.60%), 4/1/46	1,501,148	1,552,883
FNMA, VRN, 2.85%, (12-month LIBOR plus 1.61%), 4/1/46	1,897,996	1,965,486
FNMA, VRN, 2.64%, (12-month LIBOR plus 1.61%), 5/1/46	1,838,804	1,903,455
FNMA, VRN, 3.17%, (12-month LIBOR plus 1.61%), 3/1/47	1,096,505	1,148,531
FNMA, VRN, 3.15%, (12-month LIBOR plus 1.61%), 4/1/47	1,639,754	1,715,399
FNMA, VRN, 2.81%, (12-month LIBOR plus 1.60%), 9/1/47	1,048,762	1,083,319
GNMA, VRN, 3.125%, (1-year H15T1Y plus 1.50%), 11/20/32	76,468	77,011
GNMA, VRN, 3.125%, (1-year H15T1Y plus 1.50%), 10/20/33	182,569	183,822
GNMA, VRN, 3.625%, (1-year H15T1Y plus 2.00%), 10/20/34	335,018	336,198
GNMA, VRN, 3.125%, (1-year H15T1Y plus 1.50%), 12/20/34	103,182	103,946
GNMA, VRN, 3.00%, (1-year H15T1Y plus 1.50%), 3/20/35	277,715	281,797
GNMA, VRN, 3.25%, (1-year H15T1Y plus 1.50%), 7/20/35	445,167	468,544
GNMA, VRN, 3.00%, (1-year H15T1Y plus 1.50%), 3/20/36	648,318	682,375
GNMA, VRN, 3.125%, (1-year H15T1Y plus 1.50%), 11/20/36	265,719	267,730
		29,720,226

Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 32.3%
FHLMC, 5.00%, 5/1/23	446,622	474,592
FHLMC, 5.50%, 10/1/34	198,917	227,825
FHLMC, 5.50%, 4/1/38	1,451,848	1,667,738
FHLMC, 4.00%, 12/1/40	1,058,720	1,168,458
FHLMC, 3.00%, 2/1/43	6,196,724	6,643,587
FNMA, 5.00%, 9/1/20	1,868	1,965
FNMA, 4.50%, 11/1/20	37	39
FNMA, 6.50%, 3/1/32	48,738	56,276
FNMA, 7.00%, 6/1/32	61,196	72,769
FNMA, 6.50%, 8/1/32	53,477	61,126
FNMA, 5.50%, 7/1/33	363,867	415,410
FNMA, 5.00%, 11/1/33	2,144,569	2,461,770
FNMA, 6.00%, 12/1/33	1,209,894	1,409,334
FNMA, 3.50%, 3/1/34	1,198,071	1,265,436
FNMA, 5.50%, 8/1/34	1,463,430	1,679,563
FNMA, 5.50%, 9/1/34	134,974	148,687
FNMA, 5.50%, 10/1/34	992,722	1,137,993
FNMA, 5.00%, 8/1/35	265,911	304,806
FNMA, 5.50%, 1/1/36	1,607,357	1,849,357
FNMA, 5.00%, 2/1/36	155,388	178,509
FNMA, 5.50%, 4/1/36	386,736	444,778
FNMA, 5.00%, 5/1/36	627,492	720,936
FNMA, 5.50%, 12/1/36	213,116	244,828
FNMA, 5.50%, 2/1/37	866,538	996,259
FNMA, 6.50%, 8/1/37	50,023	57,912
FNMA, 6.00%, 9/1/37	293,549	341,758
FNMA, 6.00%, 11/1/37	1,476,165	1,719,263
FNMA, 4.50%, 2/1/39	717,319	797,230
FNMA, 4.50%, 4/1/39	493,058	552,833
FNMA, 4.50%, 5/1/39	1,258,047	1,407,164
FNMA, 6.50%, 5/1/39	1,031,303	1,207,471
FNMA, 4.50%, 10/1/39	2,170,192	2,440,782
FNMA, 4.50%, 3/1/40	3,345,094	3,729,263
FNMA, 4.00%, 10/1/40	2,299,094	2,567,151
FNMA, 4.50%, 11/1/40	2,104,176	2,360,495
FNMA, 4.50%, 6/1/41	2,291,329	2,565,220
FNMA, 4.00%, 8/1/41	2,117,530	2,354,254
FNMA, 4.50%, 9/1/41	1,154,783	1,286,342
FNMA, 3.50%, 10/1/41	2,392,789	2,586,981
FNMA, 4.00%, 12/1/41	5,010,732	5,503,528
FNMA, 3.50%, 5/1/42	1,694,746	1,843,740
FNMA, 3.50%, 6/1/42	1,620,902	1,773,318
FNMA, 3.50%, 9/1/42	1,332,222	1,442,273
FNMA, 3.50%, 12/1/42	3,040,693	3,293,176
FNMA, 3.50%, 11/1/45	2,082,285	2,214,850
FNMA, 3.50%, 11/1/45	2,045,583	2,175,848
FNMA, 4.00%, 11/1/45	2,655,555	2,847,573
FNMA, 4.00%, 2/1/46	3,960,850	4,266,923
FNMA, 3.50%, 3/1/46	2,595,233	2,760,685
FNMA, 4.00%, 4/1/46	8,155,888	8,739,066
FNMA, 3.50%, 5/1/46	2,613,004	2,785,627
FNMA, 3.00%, 11/1/46	21,904,361	23,148,302
FNMA, 3.50%, 2/1/47	6,442,125	6,926,834

FNMA, 6.50%, 8/1/47	18,012	19,424
FNMA, 6.50%, 9/1/47	19,178	20,628
FNMA, 6.50%, 9/1/47	36,372	39,121
FNMA, 6.50%, 9/1/47	1,753	1,887
FNMA, 3.50%, 3/1/48	6,944,025	7,345,562
FNMA, 3.00%, 4/1/48	11,989,424	12,813,786
FNMA, 6.00%, 4/1/48	309,480	333,367
FNMA, 4.00%, 8/1/48	6,385,846	6,771,745
FNMA, 3.50%, 5/1/49	11,058,629	11,635,177
FNMA, 3.50%, 7/1/49	3,202,189	3,388,863
GNMA, 2.50%, TBA	37,700,000	39,671,886
GNMA, 3.00%, TBA	7,200,000	7,626,656
GNMA, 5.50%, 12/20/38	877,896	1,012,500
GNMA, 6.00%, 1/20/39	252,647	300,352
GNMA, 5.00%, 3/20/39	1,325,474	1,497,984
GNMA, 5.50%, 3/20/39	511,502	589,815
GNMA, 5.50%, 4/20/39	914,745	1,054,825
GNMA, 4.50%, 1/15/40	729,954	814,072
GNMA, 4.00%, 11/20/40	3,561,805	3,928,370
GNMA, 4.00%, 12/15/40	781,269	849,117
GNMA, 4.50%, 7/20/41	3,166,355	3,539,778
GNMA, 3.50%, 6/20/42	4,752,968	5,170,721
GNMA, 3.50%, 7/20/42	3,648,619	3,969,310
GNMA, 4.50%, 8/20/42	2,762,009	3,035,626
GNMA, 4.00%, 9/20/45	4,204,785	4,556,791
GNMA, 3.50%, 4/20/46	2,170,935	2,329,682
GNMA, 2.50%, 6/20/46	6,328,320	6,720,012
GNMA, 2.50%, 7/20/46	8,308,976	8,825,057
UMBS, 2.50%, TBA	20,000,000	20,842,969
UMBS, 3.00%, TBA	40,050,000	42,171,398
		320,204,384
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $338,524,647)		349,924,610
COLLATERALIZED MORTGAGE OBLIGATIONS — 16.1%
U.S. Government Agency Collateralized Mortgage Obligations — 16.1%
FHLMC, Series 2812, Class MF, VRN, 0.63%, (1-month LIBOR plus 0.45%), 6/15/34	1,839,655	1,845,230
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	931,069	988,514
FHLMC, Series 3149, Class LF, VRN, 0.48%, (1-month LIBOR plus 0.30%), 5/15/36	4,861,657	4,840,255
FHLMC, Series 3153, Class FJ, VRN, 0.56%, (1-month LIBOR plus 0.38%), 5/15/36	1,547,114	1,548,173
FHLMC, Series 3397, Class GF, VRN, 0.68%, (1-month LIBOR plus 0.50%), 12/15/37	692,675	698,616
FHLMC, Series 3417, Class FA, VRN, 0.68%, (1-month LIBOR plus 0.50%), 11/15/37	1,188,370	1,194,429
FHLMC, Series 3778, Class L SEQ, 3.50%, 12/15/25	7,867,835	8,275,171
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	2,652,866	2,727,228
FHLMC, Series K039, Class A2, SEQ, 3.30%, 7/25/24	12,510,000	13,765,638
FHLMC, Series K041, Class A2, SEQ, 3.17%, 10/25/24	15,000,000	16,544,826
FHLMC, Series K092, Class A2 SEQ, 3.30%, 4/25/29	8,000,000	9,417,486
FHLMC, Series K106, Class A2 SEQ, 2.07%, 1/25/30	10,000,000	10,920,566
FHLMC, Series K716, Class A2, SEQ, 3.13%, 6/25/21	6,929,738	7,043,611
FHLMC, Series K722, Class A1 SEQ, 2.18%, 5/25/22	3,538,138	3,618,957
FHLMC, Series K725, Class A2 SEQ, 3.00%, 1/25/24	7,900,000	8,499,602
FHLMC, Series K726, Class A2 SEQ, 2.91%, 4/25/24	6,708,063	7,175,705
FHLMC, Series KF32, Class A, VRN, 0.55%, (1-month LIBOR plus 0.37%), 5/25/24	1,265,022	1,268,636
FHLMC, Series KI03, Class A, VRN, 0.43%, (1-month LIBOR plus 0.25%), 2/25/23	48,500	48,437
FHLMC, Series KIR1, Class A2, SEQ, 2.85%, 3/25/26	9,600,000	10,593,155

FHLMC, Series KIR3, Class A2 SEQ, 3.28%, 8/25/27	5,000,000	5,752,049
FHLMC, Series Q009, Class A, VRN, 0.53%, (1-month LIBOR plus 0.35%), 4/25/24	4,964,514	4,958,845
FNMA, Series 2005-103, Class FP, VRN, 0.48%, (1-month LIBOR plus 0.30%), 10/25/35	1,669,495	1,669,971
FNMA, Series 2008-9, Class FA, VRN, 0.68%, (1-month LIBOR plus 0.50%), 2/25/38	5,313,472	5,359,371
FNMA, Series 2009-89, Class FD, VRN, 0.78%, (1-month LIBOR plus 0.60%), 5/25/36	913,418	920,271
FNMA, Series 2014-M12, Class ASV2, SEQ, VRN, 2.61%, 10/25/21	6,882,112	6,999,854
FNMA, Series 2016-11, Class FB, VRN, 0.92%, (1-month LIBOR plus 0.55%), 3/25/46	2,328,408	2,335,011
FNMA, Series 2016-M13, Class FA, VRN, 1.39%, (1-month LIBOR plus 0.67%), 11/25/23	1,052,710	1,053,262
FNMA, Series 2016-M2, Class FA, VRN, 1.02%, (1-month LIBOR plus 0.85%), 1/25/23	1,649,957	1,654,927
FNMA, Series 2017-46, Class JA SEQ, 3.50%, 1/25/43	2,991,621	3,088,386
FNMA, Series 2017-M3, Class A2, SEQ, VRN, 2.57%, 12/25/26	9,000,000	9,799,016
GNMA, Series 2007-5, Class FA, VRN, 0.33%, (1-month LIBOR plus 0.14%), 2/20/37	515,152	512,585
GNMA, Series 2008-18, Class FH, VRN, 0.79%, (1-month LIBOR plus 0.60%), 2/20/38	946,907	947,128
GNMA, Series 2010-14, Class QF, VRN, 0.65%, (1-month LIBOR plus 0.45%), 2/16/40	2,684,304	2,690,613
GNMA, Series 2010-163, Class KC SEQ, 4.50%, 6/20/39	523,525	535,523
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $151,147,355)		159,291,047
U.S. GOVERNMENT AGENCY SECURITIES — 14.5%
FHLB, 0.25%, 6/3/22	9,300,000	9,305,771
FHLB, 0.50%, 4/14/25	8,000,000	8,016,932
FHLB, 3.25%, 11/16/28	6,500,000	7,749,901
FHLMC, 0.375%, 4/20/23	8,000,000	8,024,064
FHLMC, 0.375%, 5/5/23	18,300,000	18,352,726
FHLMC, 0.25%, 6/26/23	13,600,000	13,582,571
FNMA, 0.25%, 5/22/23	18,000,000	17,986,720
FNMA, 1.625%, 1/7/25	3,000,000	3,161,981
FNMA, 0.50%, 6/17/25	12,000,000	12,011,136
FNMA, 2.125%, 4/24/26	3,100,000	3,380,174
FNMA, 1.875%, 9/24/26	2,000,000	2,154,879
FNMA, 6.625%, 11/15/30	25,254,000	39,090,202
Tennessee Valley Authority, 0.75%, 5/15/25	1,500,000	1,520,366
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $138,165,335)		144,337,423
MUNICIPAL SECURITIES — 1.7%
Cupertino Union School District GO, 5.00%, 8/1/24, Prerefunded at 100% of Par(3)	1,000,000	1,190,020
Metropolitan Government of Nashville & Davidson County GO, 5.00%, 1/1/23, Prerefunded at 100% of Par(3)	4,000,000	4,468,440
San Diego Community College District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(3)	5,000,000	5,715,050
State of Washington GO, 5.00%, 2/1/22, Prerefunded at 100% of Par(3)	2,375,000	2,553,244
Utah Transit Authority Rev., 5.00%, 6/15/25, Prerefunded at 100% of Par(3)	2,465,000	3,021,868
TOTAL MUNICIPAL SECURITIES (Cost $16,379,299)		16,948,622
TEMPORARY CASH INVESTMENTS — 4.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 3.125%, 12/31/22 - 2/15/43, valued at $17,695,436), in a joint trading account at 0.02%, dated 6/30/20, due 7/1/20 (Delivery value $17,355,585)		17,355,575
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.125%, 5/15/40, valued at $23,054,042), at 0.05%, dated 6/30/20, due 7/1/20 (Delivery value $22,602,031)		22,602,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $39,957,575)		39,957,575
TOTAL INVESTMENT SECURITIES — 111.7% (Cost $1,055,852,541)		1,107,412,583
OTHER ASSETS AND LIABILITIES — (11.7)%		(115,618,465)
TOTAL NET ASSETS — 100.0%		$991,794,118

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Ultra Bonds	16	September 2020	$1,600,000	$3,490,500	$66,058

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	166	September 2020	$16,600,000	$23,102,531	$(1,721)
U.S. Treasury 10-Year Ultra Notes	130	September 2020	$13,000,000	20,472,969	(188,355)
U.S. Treasury 2-Year Notes	10	September 2020	$2,000,000	2,208,281	(1,038)
				$45,783,781	$(191,114)

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.87%	11/25/29	$1,500,000	$(485)	$(66,217)	$(66,702)
CPURNSA	Receive	1.50%	6/8/30	$4,500,000	545	20,748	21,293
CPURNSA	Receive	1.50%	6/8/30	$4,500,000	545	17,038	17,583
					$605	$(28,431)	$(27,826)

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)The rate indicated is the yield to maturity at purchase.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,032,359.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities and Equivalents	—	396,953,306	—
U.S. Government Agency Mortgage-Backed Securities	—	349,924,610	—
Collateralized Mortgage Obligations	—	159,291,047	—
U.S. Government Agency Securities	—	144,337,423	—
Municipal Securities	—	16,948,622	—
Temporary Cash Investments	—	39,957,575	—
	—	1,107,412,583	—
Other Financial Instruments
Futures Contracts	66,058	—	—
Swap Agreements	—	38,876	—
	66,058	38,876	—
Liabilities
Other Financial Instruments
Futures Contracts	191,114	—	—
Swap Agreements	—	66,702	—
	191,114	66,702	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.